Income and mining taxes (Schedule of temporary differences not recognized) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 531,338	$ 569,254
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	33,269	0
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	159,545	200,455
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	68,866	77,166
Asset retirement obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	146,679	175,091
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 122,979	$ 116,542